CASH COLLATERAL, REVERSE REPURCHASE AGREEMENTS AND SECURITIES BORROWING AND PAYABLES FROM REPURCHASE AGREEMENTS AND SECURITIES LENDING, Composition of Cash Collateral, Reverse Repurchase Agreements and Securities Borrowing (Details)
S/ in Thousands, $ in Millions
		Dec. 31, 2021 PEN (S/)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2020 USD ($)
Reverse repurchase agreements and cash collateral on securities borrowed [Abstract]
Reverse repurchase agreements and cash collateral on securities borrowed		S/ 1,766,948	S/ 2,394,302
US Dollars [Member]
Reverse repurchase agreements and cash collateral on securities borrowed [Abstract]
Borrowings			1,055,000
Central Reserve Bank of Peru [Member]
Reverse repurchase agreements and cash collateral on securities borrowed [Abstract]
Cash collateral		328,400
Central Reserve Bank of Peru [Member] | US Dollars [Member]
Reverse repurchase agreements and cash collateral on securities borrowed [Abstract]
Cash collateral			1,104,700	$ 305.1
Borrowings		285,000
Banco de Central de Bolivia [Member] | US Dollars [Member]
Reverse repurchase agreements and cash collateral on securities borrowed [Abstract]
Cash collateral		736,200		$ 82.4
Borrowings			486,300
Cash Collateral on Repurchase Agreements and Security Lendings [Member]
Reverse repurchase agreements and cash collateral on securities borrowed [Abstract]
Reverse repurchase agreements and cash collateral on securities borrowed	[1]	1,080,616	1,601,200
Reverse Repurchase Agreement and Security Borrowings [Member]
Reverse repurchase agreements and cash collateral on securities borrowed [Abstract]
Reverse repurchase agreements and cash collateral on securities borrowed		654,783	626,925
Receivables for Short Sales [Member]
Reverse repurchase agreements and cash collateral on securities borrowed [Abstract]
Reverse repurchase agreements and cash collateral on securities borrowed		S/ 31,549	S/ 166,177

[1]	At December 31, 2021, the balance mainly comprises cash collateral in Bolivian pesos and US dollar equivalent to S/736.2 million, delivered to Banco de Central de Bolivia and US$82.4 million, equivalent to S/328.4 million, delivered to BCRP to secure a borrowing in soles of approximately S/285 million from the same entity (cash collateral for approximately US$305.1 million, equivalent to S/1,104.7 million, to secure a borrowing in soles of approximately S/1,055 million and cash collateral delivered to Banco de Central de Bolivia in Bolivian pesos and US dollar equivalent to S/486.3 million, at December 31, 2020).